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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                      Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Europe Select Equity Fund
            Schedule of Investments  5/31/06 (unaudited)
  Shares                                                              Value
            PREFERRED STOCK - 2.8 %
            Automobiles & Components - 2.8 %
            Automobile Manufacturers - 2.8 %
      5,836 Porsche AG *                                            $5,624,53
            Total Automobiles & Components                          $5,624,53
            TOTAL PREFERRED STOCK
            (Cost   $3,553,694)                                     $5,624,53

            COMMON STOCK - 95.3 %
            Energy - 10.9 %
            Integrated Oil & Gas - 10.9 %
    824,156 BP Amoco Plc                                            $9,708,01
    193,850 Eni SpA                                                  5,848,03
    215,426 Repsol SA                                                5,992,95
                                                                    $21,549,0
            Total Energy                                            $21,549,0

            Materials - 7.8 %
            Construction Materials - 5.5 %
    213,370 CRH Plc                                                 $7,196,83
     31,010 Lafarge Br                                               3,724,04
                                                                    $10,920,8
            Diversified Metals & Mining - 2.3 %
     80,937 Rio Tinto Plc                                           $4,476,14
            Total Materials                                         $15,397,0

            Capital Goods - 7.0 %
            Building Products - 2.7 %
     78,350 Compagnie de Saint Gobain                               $5,484,15
            Industrial Conglomerates - 2.7 %
     61,763 Siemens                                                 $5,311,73
            Trading Companies & Distributors - 1.6 %
    135,132 Wolseley *                                              $3,147,31
            Total Capital Goods                                     $13,943,2

            Transportation - 4.1 %
            Air Freight & Couriers - 4.1 %
    218,348 TNT N.V.                                                $8,031,33
            Total Transportation                                    $8,031,33

            Automobiles & Components - 7.9 %
            Automobile Manufacturers - 2.2 %
     67,558 PSA Peugeot *                                           $4,292,04
            Tires & Rubber - 5.7 %
     82,656 Compagnie Generale des Etablissements Michelin *        $5,409,26
     55,163 Continental AG *                                         6,020,64
                                                                    $11,429,9
            Total Automobiles & Components                          $15,721,9

            Consumer Durables & Apparel - 6.7 %
            Apparel, Accessories & Luxury Goods - 3.0 %
     29,604 Adidas-Salomon AG *                                     $5,868,97
            Homebuilding - 3.7 %
    185,155 Persimmon Plc                                           $4,169,24
    364,846 Wimpey (George) Plc *                                    3,162,21
                                                                    $7,331,46
            Total Consumer Durables & Apparel                       $13,200,4

            Consumer Services - 1.9 %
            Hotels, Resorts & Cruise Lines - 1.9 %
     93,089 Carnival Corp.                                          $3,715,18
            Total Consumer Services                                 $3,715,18

            Media - 3.2 %
            Advertising - 3.2 %
    525,924 WPP Group Plc                                           $6,491,65
            Total Media                                             $6,491,65

            Retailing - 1.7 %
            Department Stores - 1.7 %
    108,688 Next Plc                                                $3,302,94
            Total Retailing                                         $3,302,94

            Food & Drug Retailing - 3.9 %
            Drug Retail - 2.0 %
    297,257 Boots Group Plc                                         $3,916,56
            Hypermarkets & Supercenters - 1.9 %
     65,119 Carrefour Supermarch *                                  $3,773,69
            Total Food & Drug Retailing                             $7,690,26

            Pharmaceuticals & Biotechnology - 6.2 %
            Pharmaceuticals - 6.2 %
    103,559 Astrazeneca Plc                                         $5,473,52
     44,270 Roche Holdings AG                                        6,888,78
                                                                    $12,362,3
            Total Pharmaceuticals & Biotechnology                   $12,362,3

            Banks - 21.1 %
            Diversified Banks - 21.1 %
    155,596 Allied Irish Banks Plc                                  $3,727,77
    683,309 Barclays Plc                                             7,908,29
     98,142 BNP Paribas SA *                                         9,143,58
    224,760 Dnb Nor Asa *                                            2,895,74
    315,850 Royal Bank of Scotland Group Plc                         10,176,8
     92,889 Skand Enkilda Banken *                                   2,215,66
     37,389 Societe Generale *                                       5,747,99
                                                                    $41,815,9
            Total Banks                                             $41,815,9

            Diversified Financials - 7.8 %
            Diversified Capital Markets - 7.8 %
    154,422 CS Group *                                              $8,913,00
     56,872 UBS AG *                                                 6,430,03
                                                                    $15,343,0
            Total Diversified Financials                            $15,343,0

            Technology Hardware & Equipment - 2.2 %
            Communications Equipment - 2.2 %
  1,331,801 Ericsson LM Tel Sur B *                                 $4,260,52
            Total Technology Hardware & Equipment                   $4,260,52

            Telecommunication Services - 2.9 %
            Integrated Telecommunication Services - 2.9 %
    253,356 France Telecom SA *                                     $5,665,81
            Total Telecommunication Services                        $5,665,81
            TOTAL COMMON STOCK
            (Cost   $152,196,497)                                   $188,490,
            TOTAL INVESTMENT IN SECURITIES - 98.1%
            (Cost   $155,750,191) (a)                               $194,115,

            OTHER ASSETS AND LIABILITIES - 1.9%                     $3,727,48

            TOTAL NET ASSETS - 100.0%                               $197,842,

         *  Non-income producing security

       (a)  At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $155,750,191 was as follows:

            Aggregate gross unrealized gain for all investments in w$37,589,4

            Aggregate gross unrealized loss for all investments in wh(2,191,3

            Net unrealized gain                                     $35,398,1


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.